Restructuring - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Impairment loss	$ 2,870,000	$ 22,618,000	$ 131,646,000
Tangible asset impairment charges	0	7,000,000.0	72,300,000
Other long-term liabilities and assets, adjustment		500,000
Impairment of capitalized licensed content assets	$ 0	$ 0	$ 65,500,000